Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the agreement - Constellation New Energy, Inc [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the agreement [Line Items]
2021 (nine months)		$ 1,487,193
2022	1,596,000	1,596,000
2023	1,623,220	1,623,220
2024	1,423,265	1,423,265
2025	1,423,265	1,423,265
Thereafter	5,693,057	5,693,057
Total	11,758,807	13,246,000
Unrestricted [Member]
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the agreement [Line Items]
2021 (nine months)		1,300,000
2022	1,396,000	1,396,000
2023	1,423,220	1,423,220
2024	1,257,265	1,257,265
2025	1,257,265	1,257,265
Thereafter	5,029,057	5,029,057
Total	10,362,807	11,662,807
Activation [Member]
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the agreement [Line Items]
2021 (nine months)		187,193
2022	200,000	200,000
2023	200,000	200,000
2024	166,000	166,000
2025	166,000	166,000
Thereafter	664,000	664,000
Total	$ 1,396,000	$ 1,583,193